Cover Page	Dec. 11, 2019
Cover page.
Document Type	8-K
Document Period End Date	Dec. 11, 2019
Entity Registrant Name	Cousins Properties Inc
Entity Central Index Key	0000025232
Amendment Flag	false
Entity Incorporation, State or Country Code	GA
Entity File Number	001-11312
Entity Tax Identification Number	58-0869052
Entity Address, Address Line One	3344 Peachtree Road NE
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326-4802
City Area Code	404
Local Phone Number	407-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value per share
Trading Symbol	CUZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false